Organization and Nature of Operations	6 Months Ended
Jun. 30, 2025
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 — ORGANIZATION AND NATURE OF OPERATIONS

Hongli Group Inc. (“Hongli Cayman”) was incorporated in Cayman Islands as an exempted company with limited liability on February 9, 2021. Hongli Cayman serves as a holding company and conducts its businesses through its subsidiaries and the consolidated variable interest entity (the “VIE”) and the subsidiaries of the VIE. Hongli Cayman, its subsidiaries, the VIE and the subsidiaries of the VIE are collectively referred to herein as the “Company”, “we”, “our”, “us” or “Hongli Group”, unless specific reference is made to an entity. The Company is engaged in a business in providing solutions, including the manufacturing and selling of customized metal profiles in the People’s Republic of China (“PRC” or “China”). The Company’s on-going research and development, customer support and continuous quality control help its customers remain competitive.

The Company includes the following subsidiaries and the consolidated VIE and the subsidiaries of the VIE in the unaudited condensed consolidated financial statements as if the current corporate structure (“restructuring” or “reorganization”) had been in existence throughout the periods presented (see “Reorganization under common control through VIE structure” below):

Name	Date of Organization	Place of Organization
Subsidiaries
Hongli Hong Kong Limited (“Hongli HK”)	March 5, 2021	Hong Kong SAR
Shandong Xiangfeng Heavy Industry Co., Ltd. (“WFOE”)	April 8, 2021	People’s Republic of China (“PRC”)
VIE and Its Subsidiaries
Shandong Hongli Special Section Tube Co., Ltd., (“Hongli Shandong”)	September 13, 1999	PRC
Shandong Maituo Heavy Industry Co., Ltd. (“Maituo”) (1)	May 23, 2019	PRC
Shandong Haozhen Heavy Industry Co., Ltd. (“Haozhen Shandong”) (2)	September 18, 2020	PRC
Beijing Haozhen Heavy Industry Technology Company Limited (“Haozhen Beijing”) (3)	February 4, 2021	PRC

(1)	Wholly owned subsidiary of Hongli Shandong

(2)	Haozhen Shandong was jointly established by Hongli Shandong and Sungda Tech Co., Ltd., with Sungda Tech holding a 30 % ownership interest in Haozhen Shandong. As of June 30, 2025, Haozhen Shandong had not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the unaudited condensed consolidated financial statements for the six months ended June 30, 2025 and 2024.

(3)	Haozhen Beijing was jointly established by Hongli Shandong and an individual, who holding a 3 % ownership interest in Haozhen Beijing. As of June 30, 2025, Haozhen Beijing had not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the unaudited condensed consolidated financial statements for the six months ended June 30, 2025 and 2024.

Reorganization under common control through VIE structure

The Company does not conduct any substantive operations of its own, rather, it conducts its primary business operations through its WFOE, which in turn, conducts its business substantially through Hongli Shandong. Effective power to direct activities of Hongli Shandong was transferred to the Company through the series of contractual arrangements without transferring legal ownership in Hongli Shandong (“restructuring” or “reorganization”). Neither the Company nor any of its subsidiaries have any equity ownership in the VIE and the subsidiaries of VIE. As a result of these contractual arrangements and for accounting reporting purposes, the Company is able to consolidate the financial results of Hongli Shandong and its subsidiaries through its WFOE, as the primary beneficiary in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Under the laws and regulations of the PRC, foreign persons and foreign companies are restricted from investing directly in certain businesses within the PRC. Though the business of the PRC operating entities is not within any sensitive sector that PRC law prohibits direct foreign investment in, to avoid the substantial costs and time for regulatory approval to convert the PRC operating entities into wholly foreign owned entities, on April 12, 2021, Hongli Shandong and its shareholders entered into a series of contractual arrangements with the WFOE which allows the WFOE, the primary beneficiary of the VIE for accounting reporting purposes in accordance with U.S. GAAP, to consolidate the financial results of Hongli Shandong and its subsidiaries.

Agreements that Consolidate the Financial Results of the VIE

Hongli Shandong entered into an exclusive business cooperation and management agreement with the WFOE, pursuant to which the WFOE will provide a series of consulting and technical support services to Hongli Shandong and are entitled to consolidate the financial results of Hongli Shandong. The service fee is paid annually. The term of this agreement shall be continuously effective unless mutually terminated by both parties in writing. Hongli Shandong shall not accept any similar consultations and/or services provided by any third party and shall not establish similar corporation relationship with any third party regarding the matters contemplated in the agreement without a written consent from the WFOE.

Agreements that Provide Effective Power to Direct Activities of VIE

The WFOE entered into an equity interest pledge agreement with Hongli Shandong’s shareholders, who pledged all their equity interests in these entities to the WFOE. The equity interest pledge agreement, which was entered into by Hongli Shandong’s shareholders, pledged their equity interests in the WFOE as a guarantee for the payment and performance under the exclusive business cooperation and management agreement by Hongli Shandong. The WFOE is entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the equity interest pledge agreement, the shareholders of Hongli Shandong cannot transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in Hongli Shandong without the prior written consent from the WFOE. The equity pledge right will expire upon the termination of the exclusive business cooperation and management agreement between the WFOE and Hongli Shandong and a full settlement of service fees related therewith. The equity pledges of Hongli Shandong have been registered with the relevant local branch of the State Administration for Industry and Commerce, or SAIC.

The WFOE also entered into an exclusive option purchase agreement with Hongli Shandong’s shareholders. Pursuant to the agreement, the shareholders have granted an irrevocable and unconditional option to the WFOE their designees to acquire all or part of such shareholders’ equity interests in Hongli Shandong at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition will be equal to the registered capital of Hongli Shandong, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. The term of this agreement is valid for ten years upon execution of the agreement and may be extended for an additional ten years at the WFOE’s election.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements between the WFOE and Hongli Shandong are in compliance with the PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and the interests of the shareholders of Hongli Shandong may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing Hongli Shandong not to pay the service fees when required to do so.

Hongli Cayman’s ability to direct the activities of Hongli Shandong also depends on the power of attorney the WFOE has to vote on all matters requiring shareholders’ approval in Hongli Shandong. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, the WFOE or Hongli Shandong.

Hongli Cayman, through its subsidiaries, its WFOE and through the contractual arrangements, has (1) the power to direct the activities of Hongli Shandong and its subsidiaries that most significantly affect the VIE and its subsidiaries’ economic performance, and (2) the obligation to absorb losses, or the right to receive benefits from Hongli Shandong and its subsidiaries that could be significant to the VIE and subsidiaries. Accordingly, the Company, through the WFOE in which is the primary beneficiary of Hongli Shandong and its subsidiaries for accounting reporting purposes, and has consolidated the financial results of Hongli Shandong and its subsidiaries in accordance with U.S. GAAP.

The accompanying unaudited condensed consolidated financial statements present the historical financial position, results of operations and cash flows of Hongli Shandong and its subsidiaries and adjusted for the effects of the corporate restructure as disclosed per above. Accordingly, the accompanying unaudited condensed consolidated financial statements have been prepared as if the reorganization had been in existence throughout the periods presented (see Note 16 for the 100 ordinary shares of Hongli Cayman issued on February 9, 2021 in connection with the reorganization and anticipation of the initial public offering of the Company’s equity security).

The following information of the VIE and VIE’s subsidiaries as a whole as of June 30, 2025 and December 31, 2024 were included in the accompanying unaudited condensed consolidated financial statements of the Company. Transactions between VIE and VIE’s subsidiaries are eliminated in the financial information presented below:

	June 30,	December 31,
	2025	2024
Assets
Current assets:
Cash and cash equivalents	$850,204	$857,212
Restricted cash	1,551	15,070
Accounts receivable, net of allowance for expected credit losses of $96,358 and $89,399 as of June 30, 2025 and December 31, 2024, respectively	9,054,097	5,809,374
Notes receivable	811,251	522,331
Inventories, net	1,860,342	2,674,001
Due from parent company	957,938	940,130
Prepaid expense and other current assets	1,414,427	2,004,889
Total current assets	14,949,810	12,823,007
Non-current assets
Property, plant and equipment, net	10,324,602	10,385,742
Prepayment for purchase of Yingxuan Assets	5,440,231	5,339,093
Intangible assets, net	4,465,482	4,432,403
Deferred tax assets	48,272	40,773
Total Assets	$35,228,397	$33,021,018

Liabilities
Current liabilities
Short-term loans	$9,396,513	$6,079,252
Accounts payable	1,667,235	1,380,202
Due to related parties	27,931	32,866
Short-term loans - related parties	8,459,422	-
Income tax payable	171,453	34,428
Accrued expenses and other payables	514,659	638,610
Total current liabilities	20,237,213	8,165,358
Long-term loans	-	3,305,209
Long-term loans - related parties	69,948	7,895,020
Total Liabilities	$20,307,161	$19,365,587

Net Assets	$14,921,236	$13,655,431
	Six Months Ending June 30,
	2025	2024
Revenue, net	$9,587,978	$6,962,241
Gross profit	$3,289,729	$2,302,472
Income from operations	$1,369,299	$358,516
Net income	$994,857	$68,547

The revenue-producing assets held by the VIE and its subsidiaries comprise 100% of the Company’s fixed assets, which mainly consist of property, plant, equipment, and intangible assets, including land use rights. The VIE and its subsidiaries contributed 100% of the Company’s unaudited condensed consolidated revenues for the six months ended June 30, 2025 and 2024.